Retirement Plans - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) funds	Dec. 31, 2014 USD ($) funds	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Vesting period for defined contribution plan	5 years
Expense recognized on defined contribution plans	$ 87.5	$ 56.6	$ 49.4
Number of years of compensation for calculating benefit	3 years
Number of years of employment considered at retirement	10 years
Estimated employer contributions in next fiscal year	$ 0.4
US Plan
Defined Benefit Plan Disclosure [Line Items]
Number of mutual funds held by plan | funds	3	2
Fair value of plan assets	$ 36.7	$ 38.1
Benefits equalization plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3.2